Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Shareholder Report [Line Items]
Fund Name	Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Class Name	Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Trading Symbol	BEGS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rareview 2x Bull Cryptocurrency & Precious Metals ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/. You can also request this information by contacting us at 1-888-783-8637.
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	$42	0.99%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.99%
Net Assets	$ 3,638,431
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,638,431
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of Net Assets)
Money Market Funds	29.8%
Total Return Swaps	7.7%
Cash & Other	62.5%

Top 10 Issuers	(% of Net Assets)
First American Government Obligations Fund	29.8%
SPDR Gold Shares	4.9%
iShares Silver Trust	3.0%
iShares Ethereum Trust ETF	0.6%
iShares Bitcoin Trust ETF	-0.8%

Updated Prospectus Web Address	https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/
Rareview Government Money Market ETF
Shareholder Report [Line Items]
Fund Name	Rareview Government Money Market ETF
Class Name	Rareview Government Money Market ETF
Trading Symbol	RMME
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rareview Government Money Market ETF for the period of December 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rareviewcapital.com/government-money-market-etf/. You can also request this information by contacting us at 1-888-783-8637.
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/government-money-market-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Rareview Government Money Market ETF	$10	0.30%
[2],[3]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.30%
Net Assets	$ 26,087,585
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$26,087,585
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Bills	99.6%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bill	99.6%

Updated Prospectus Web Address	https://rareviewcapital.com/government-money-market-etf/

[1]
*	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
†	Annualized